COMPREHENSIVE INCOME - Total Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Comprehensive Income Net Of Tax [Abstract]
Net Income	$ 4,820	$ 6,981	$ 132
Other comprehensive income (loss)
Net Change in Foreign currency translation	(839)	409	532
Comprehensive income	3,981	7,390	664
Comprehensive loss attributable to non-controlling interests			158
Comprehensive income attributable to UTStarcom Holding Corp.	$ 3,981	$ 7,390	$ 822